Commitments and Contingencies - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Commitments And Contingencies [Line Items]
Loss contingency lawsuit filing date	September 16, 2020
Misappropriation of shares	6.8
Loss contingency settlement agreement counterparty name	Whalerock Industries Holding Company, LLC
Employee Dispute [Member]
Commitments And Contingencies [Line Items]
Loss contingency accrual	$ 0.5
Legal Settlement Expense [Member]
Commitments And Contingencies [Line Items]
Loss contingency estimate of possible loss	$ 3.2	$ 3.2